Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 12,972	$ 12,905	$ 24,088	$ 14,665	$ 9,308
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	10,125	10,362	21,581	18,733	15,794
Amortization of intangible assets	2,727	2,718	5,424	5,433	4,425
Amortization of deferred financing costs and debt discount	426	519	935	1,437	654
Write-off of deferred financing costs due to debt extinguishment		1,423	1,423
Multiemployer pension plan withdrawal expense (gain) (Note 15)		(696)	(696)	3,395
Impairment of long-lived assets				544	1,288
Equity income, net of dividends	(831)	(725)	(1,345)	(660)	(615)
Deferred income taxes	(4,476)	1,282	4,597	1,257	2,098
Loss on disposals of property, plant and equipment - net	338	40	22	472	62
Gain from sale of joint ventures (Note 2)	(3,508)
Gain from involuntary conversion of property, plant and equipment (Note 13)		(1,927)	(6,351)	(6,103)	0
Amortization of purchase accounting inventory write-up (Note 2)					443
Non-cash stock compensation	97	102	195	195	195
Net increase (decrease) in cash due to changes in:
Accounts receivable	(20,632)	(20,894)	(6,628)	(3,798)	1,195
Inventories	(5,602)	5,151	333	(4,308)	(6,621)
Insurance receivable		(266)	2,634	8,163	(13,336)
Other current assets	1,249	(167)	504	(5,599)	590
Accounts payable	6,498	3,531	2,499	8,409	(7,804)
Accrued compensation and employee benefits	1,141	395	451	(1,794)	1,980
Accrued interest	(2,716)	52	2,849	(93)	38
Accrued income taxes	4,398	3,011	1,141	1,129	(122)
Liabilities related to fire	(188)	(270)	(776)	(12,199)	13,975
Other - net	2,223	1,093	5,198	(2,440)	(4,947)
Total adjustments	(8,731)	5,430	33,990	12,173	9,292
Net cash provided by operating activities	4,241	18,335	58,078	26,838	18,600
Cash flows from investing activities
Proceeds from disposals of property, plant and equipment and other assets	159	842	1,035	755	353
Proceeds from sale of joint ventures	11,500
Insurance proceeds related to property, plant and equipment		2,088	6,512	8,481
Payments for property, plant and equipment	(10,998)	(11,256)	(25,609)	(26,237)	(16,285)
Acquisitions of businesses, net of cash acquired (Note 2)					(34,000)
Acquisitions of patents	(33)	(9)	(161)	(146)
Other investing activities	(490)
Net cash (used in) provided by investing activities	138	(8,335)	(18,223)	(17,147)	(49,932)
Cash flows from financing activities
Payment of capitalized debt issuance costs	(444)	(3,690)	(3,995)	(294)	(2,634)
Proceeds from U.S. revolving loans	64,725	17,600	27,690		3,500
Payments of U.S. revolving loans	(53,725)	(17,600)	(27,690)		(3,500)
Proceeds from other long-term debt	1,383	1,029	3,202	10,056	5,450
Payments of other long-term debt	(3,868)	(6,802)	(11,882)	(9,459)	(8,800)
Payments of subordinated debt					(6,856)
Payments of preferred stock redemptions (Note 12)		(30,831)	(48,415)
Payments of common stock dividends (Note 13)		(30,722)	(43,055)
Net cash (used in) provided by financing activities	6,896	(29,550)	(53,242)	4,967	22,469
Effect of exchange rate changes on cash and cash equivalents	(122)	(254)	148	165	(107)
Net (decrease) increase in cash and cash equivalents	11,153	(19,804)	(13,239)	14,823	(8,970)
Cash and cash equivalents, beginning of period	16,318	29,557	29,557	14,734	23,704
Cash and cash equivalents, end of period	27,471	9,753	16,318	29,557	14,734
Supplemental disclosure of cash flow information Non-cash financing activities:
Accretion of preferred stock dividends and redemption premium		1,646	2,405	6,312	3,733
Cash paid during the year for:
Interest			10,681	17,326	16,975
Income taxes, net of refunds			10,056	3,717	2,313
Non-cash investing activities
Accrued purchases of property, plant and equipment			886	555	1,026
Non-cash financing activities:
Accretion of preferred stock dividends and redemption premium		1,646	2,405	6,312	3,733
Previously Issued
Cash flows from financing activities
Proceeds from term loan				7,500	37,500
Payments of term loan		(178,534)	(178,534)	(2,836)	(2,191)
New Issue
Cash flows from financing activities
Proceeds from term loan		225,000	235,000
Payments of term loan	$ (1,175)	$ (5,000)	$ (5,563)